Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,560	$ 11,311	$ 10,731	$ 12,513	$ 12,767	$ 11,737	$ 10,697	$ 10,717	$ 10,286	$ 10,048	$ 10,000
BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 10,772	10,567	10,050	11,760	12,017	11,075	10,119	10,171	9,796	9,604	9,600
BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 10,591	10,389	9,881	11,637	11,991	11,123	10,239	10,380	10,073	9,939	10,000
BlackRock Advantage CoreAlpha Bond Fund Class - K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,612	11,370	10,781	12,563	12,811	11,761	10,713	10,728	10,302	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000